Legacy Class and Institutional Class [Member] Average Annual Total Returns - Legacy Class and Institutional Class		12 Months Ended	60 Months Ended	120 Months Ended		133 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.15%	6.86%	8.09%	8.25%
Performance Inception Date	[1]				Dec. 24, 2014
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%	12.86%
Performance Inception Date	[2]				Dec. 24, 2014
Legacy Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.67%	5.76%	8.17%		9.62%
Performance Inception Date						Dec. 16, 2013
Legacy Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.18%	3.46%	6.23%		7.73%
Performance Inception Date						Dec. 16, 2013
Legacy Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.25%	4.23%	6.17%		7.44%
Performance Inception Date	[3]					Dec. 16, 2013
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	5.88%	8.26%	8.27%
Performance Inception Date					Dec. 24, 2014

[1]	Additional index.
[2]	Broad-based securities market index.
[3]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.